Supplementary Cash Flow Information - Schedule of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ 7,018	$ (9,199)
Inventories	653	16,324
Prepaids	7	(203)
Accounts payable and accrued liabilities	(1,778)	8,995
Interest payable	40	(21)
Income tax payable	(4,139)	(2,275)
Income tax received	92
Total	$ 1,893	13,621
Share purchase warrants issued (Note 18)		1,876
Assets acquired under capital lease		13,059
Share purchase warrants exercised		$ (830)